Significant equity transactions, mergers and acquisitions and investments - Other acquisitions (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 USD ($)
Other acquisitions
Goodwill	¥ 276,782	¥ 264,935	¥ 162,149	$ 39,089
Total purchase price is comprised of:
- cash consideration	16,022	48,206	17,300
Other acquisitions, summarized
Other acquisitions
Net (liabilities) assets	846	2,133	(58)
Identifiable intangible assets	364	2,560	411
Deferred tax liabilities	(53)	(545)	(60)
Subtotal	1,157	4,148	293
Noncontrolling interests and mezzanine equity	(998)	(2,993)	(77)
Net identifiable assets	159	1,155	216
Goodwill	7,840	6,465	618
Total	7,999	7,620	834
Fair value of previously held equity interests	(2,215)	(1,778)	(133)
Purchase consideration settled	(5,146)	(5,053)	(575)
Deferred consideration as of year end	638	789	126
Total purchase price is comprised of:
- cash consideration	5,784	5,842	701
- fair value of previously held equity interests	2,215	1,778	133
Total	7,999	7,620	834
Gain recognized in relation to the revaluation of previously held equity interest relating to the step acquisition	¥ 1,538	¥ 715	¥ 133